Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document and Entity Information [Abstract]
Entity Registrant Name	SATIXFY COMMUNICATIONS LTD.
Entity Central Index Key	0001915403
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Emerging Growth Company	true
Entity Ex Transition Period	false